Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$516,443.76

Principal:
Principal Collections	$8,721,007.09
Prepayments in Full	$3,680,874.93
Liquidation Proceeds	$135,029.42
Recoveries	$58,642.93
Sub Total	$12,595,554.37
Collections	$13,111,998.13

Purchase Amounts:
Purchase Amounts Related to Principal	$394,991.27
Purchase Amounts Related to Interest	$2,101.82
Sub Total	$397,093.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,509,091.22

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,509,091.22
Servicing Fee	$124,075.93	$124,075.93	$0.00	$0.00	$13,385,015.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,385,015.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,385,015.29
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,385,015.29
Interest - Class A-4 Notes	$48,772.10	$48,772.10	$0.00	$0.00	$13,336,243.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,336,243.19
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$13,258,609.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,258,609.19
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$13,200,697.19
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,200,697.19
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$13,129,333.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,129,333.19
Regular Principal Payment	$12,044,237.56	$12,044,237.56	$0.00	$0.00	$1,085,095.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,085,095.63
Residuel Released to Depositor	$0.00	$1,085,095.63	$0.00	$0.00	$0.00
Total		$13,509,091.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,044,237.56
Total					$12,044,237.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,044,237.56	$46.97	$48,772.10	$0.19	$12,093,009.66	$47.16
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$12,044,237.56	$8.63	$255,682.10	$0.18	$12,299,919.66	$8.81

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$43,352,981.86	0.1690702	$31,308,744.30	0.1220995
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$139,112,981.86	0.0996883	$127,068,744.30	0.0910574

Pool Information
Weighted Average APR	4.217%	4.231%
Weighted Average Remaining Term	20.05	19.30
Number of Receivables Outstanding	19,120	18,191
Pool Balance	$148,891,118.47	$135,855,599.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$139,112,981.86	$127,068,744.30
Pool Factor	0.0999141	0.0911665

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$8,786,855.13
Targeted Overcollateralization Amount	$8,786,855.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,786,855.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	46

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$103,616.33
(Recoveries)		120	$58,642.93
Net Losses for Current Collection Period			$44,973.40
Cumulative Net Losses Last Collection Period			$8,806,842.66
Cumulative Net Losses for all Collection Periods			$8,851,816.06

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.50%	319	$3,394,234.62
61-90 Days Delinquent	0.25%	31	$342,328.16
91-120 Days Delinquent	0.06%	6	$88,058.22
Over 120 Days Delinquent	0.79%	79	$1,077,780.39
Total Delinquent Receivables	3.61%	435	$4,902,401.39

Repossession Inventory:
Repossessed in the Current Collection Period		6	$84,841.57
Total Repossessed Inventory		11	$150,568.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6782%
Preceding Collection Period			0.0434%
Current Collection Period			0.3791%
Three Month Average			0.3669%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6074%
Preceding Collection Period			0.5753%
Current Collection Period			0.6377%
Three Month Average			0.6068%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer